CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Subscription and support	$ 37,051	$ 25,328	$ 117,524	$ 80,080	$ 49,029
Professional services	1,583	1,233	5,599	3,527	2,648
Total revenues	38,634	26,561	123,123	83,607	51,677
Cost of revenues
Subscription and support	7,777	5,961	25,900	19,773	14,380
Professional services	1,455	979	4,311	2,956	2,218
Total cost of revenues	9,232	6,940	30,211	22,729	16,598
Gross profit	29,402	19,621	92,912	60,878	35,079
Operating expenses
Sales and marketing	23,496	18,169	77,810	56,546	31,837
Research and development	5,948	5,272	21,125	18,216	9,705
General and administrative	8,253	5,979	27,911	20,928	11,716
Total operating expenses	37,697	29,420	126,846	95,690	53,258
Loss from operations	(8,295)	(9,799)	(33,934)	(34,812)	(18,179)
Other income (expense)
Interest income	224	4
Interest expense, net	(4)	(865)	(5,932)	(3,215)	(3,047)
Change in fair value of the common stock warrant liability	(1,000)		(5,880)	(420)	(3,700)
Other expense, net	(780)	(861)	(11,812)	(3,635)	(6,747)
Loss before income taxes	(9,075)	(10,660)	(45,746)	(38,447)	(24,926)
Benefit from income taxes	(65)	(1,325)	(6,587)	(13,713)	(8,174)
Net loss	$ (9,010)	$ (9,335)	$ (39,159)	$ (24,734)	$ (16,752)
Net loss per share, basic and diluted	$ (0.18)	$ (0.23)	$ (0.92)	$ (0.61)	$ (0.42)
Weighted average common shares outstanding, basic and diluted	51,282	40,689	42,497	40,579	40,089